Share-based payments - Schedule of Fair Value of Grant Date Inputs for Options Granted (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2025 AUD ($) yr $ / shares	Oct. 31, 2025 $ / shares	May 31, 2025 AUD ($) yr $ / shares	Mar. 31, 2025 AUD ($) yr $ / shares	Mar. 31, 2025 $ / shares	Jan. 31, 2025 AUD ($) yr $ / shares	Jan. 31, 2025 $ / shares
ASX securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)	$ 6.31		$ 25.68
Consideration | $	$ 0		$ 0
Exercise price (in AUD/USD per share)	$ 14.90		$ 0.00
Term | yr	2		3
Share price at grant date (in AUD per share)	$ 13.66		$ 25.68
Volatility	55.00%		47.00%
Dividend yield	0.00%		0.00%
Risk-free rate	3.51%		3.56%
ADS-backed securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)		$ 4.25
Consideration | $	$ 0
Exercise price (in AUD/USD per share)		$ 9.98
Term | yr	2
Share price at grant date (in AUD per share)	$ 9.16
Volatility	55.00%
Dividend yield	0.00%
Risk-free rate	3.64%
First Tranche | ASX securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)				$ 15.70		$ 14.09
Consideration | $				$ 0		$ 0
Exercise price (in AUD/USD per share)				$ 12.16		$ 28.67
Term | yr				1		5
Share price at grant date (in AUD per share)				$ 27.36		$ 27.80
Volatility				44.00%		55.00%
Dividend yield				0.00%		0.00%
Risk-free rate				3.56%		3.88%
First Tranche | ADS-backed securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)					$ 10.10		$ 8.44
Consideration | $				$ 0		$ 0
Exercise price (in AUD/USD per share)					8.02		19.99
Term | yr				1		5
Share price at grant date (in AUD per share)				$ 17.60		$ 17.53
Volatility				56.00%		55.00%
Dividend yield				0.00%		0.00%
Risk-free rate				4.01%		4.01%
Second Tranche | ASX securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)				$ 7.70		$ 25.56
Consideration | $				$ 0		$ 0
Exercise price (in AUD/USD per share)				$ 22.40		$ 0.00
Term | yr				1		3
Share price at grant date (in AUD per share)				$ 27.36		$ 25.56
Volatility				44.00%		47.00%
Dividend yield				0.00%		0.00%
Risk-free rate				3.56%		3.56%
Second Tranche | ADS-backed securities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in AUD/USD per share)					5.83		17.43
Consideration | $				$ 0		$ 0
Exercise price (in AUD/USD per share)					$ 13.61		$ 0.00
Term | yr				1		1
Share price at grant date (in AUD per share)				$ 17.60		$ 17.43
Volatility				51.00%		50.00%
Dividend yield				0.00%		0.00%
Risk-free rate				4.01%		4.01%